Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flows from operating activities:
Net income/(loss)	₨ (292,128.1)	$ (4,224.1)	₨ 66,061.9	₨ 59,563.2
Adjustments for:
Depreciation and amortization expense	230,197.8	3,328.7	209,818.2	182,405.4
Inventory write-down/(reversals)	6,086.3	88.0	6,074.2	(4,579.1)
Allowances for finance receivables	3,202.4	46.3	255.2	5,653.5
Defined benefit pension plan amendment cost/(credit)	1,479.3	21.4	(36,090.1)
Provision for employee separation cost	13,672.2	197.7
Allowances for trade and other receivables	2,141.9	31.0	145.7	1,706.0
Impairment of Goodwill	81.1	1.2		142.5
Share of (profit)/loss of equity accounted investees (net)	(2,095.0)	(30.3)	(22,782.6)	(14,930.0)
Loss on sale of assets/assets written off and others (net)	13,186.7	190.7	23,825.5	11,418.6
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)			(1,561.7)	(1,826.0)
Marked-to-market on investments measured at fair value through profit or loss	(2,385.4)	(34.5)
Profit on sale of investments (net)	(1,286.1)	(18.6)
Profit on sale of investment in a subsidiary company	(3,769.8)	(54.5)
(Gain)/Loss on change in fair value of commodity derivatives	3,120.0	45.1	170.9	(12,973.4)
Fair value gain on disposal of joint venture			(190.6)
Foreign exchange (gain)/loss (net)	5,046.7	73.0	4,247.6	(9,534.9)
Income tax expense/(credit)	(25,425.0)	(367.7)	37,678.2	35,035.6
Interest expense	57,586.0	832.7	46,791.3	42,365.7
Interest income	(7,864.6)	(113.7)	(7,122.4)	(5,640.7)
Dividend income and income on mutual funds	(172.8)	(2.5)	(157.7)	(105.1)
Gain on fair value of below market interest loans	(133.7)	(1.9)	(60.2)	(465.2)
Cash flows from operating activities before changes in following assets and liabilities	278,837.9	4,032.2	327,103.4	288,236.1
Trade receivables	9,547.0	138.1	(43,265.8)	(23,677.8)
Finance receivables	(100,637.9)	(1,455.3)	(63,612.2)	(17,916.3)
Other financial assets	2,301.3	33.3	(33,730.5)	(1,193.2)
Other current assets	6,905.2	99.9	1,820.0	(7,700.4)
Inventories	20,686.4	299.1	(35,604.3)	(66,309.4)
Other non-current assets	(3,956.4)	(57.2)	(307.6)	(4,292.0)
Accounts payable	(26,810.7)	(387.7)	72,565.7	84,935.1
Acceptances	(17,244.5)	(249.4)	631.0	8,527.3
Other current liabilities	19,807.0	286.4	5,631.7	7,854.0
Other financial liabilities	(300.1)	(4.3)	15,419.8	7,651.3
Other non-current liabilities	29,848.8	431.6	(46,878.3)	16,348.7
Provisions	(3,482.1)	(50.4)	69,012.9	29,594.9
Cash generated from operations	215,501.8	3,116.3	268,785.8	322,058.3
Income tax paid (net)	(26,594.3)	(384.6)	(30,211.6)	(18,951.0)
Net cash provided by operating activities	188,907.5	2,731.7	238,574.2	303,107.3
Cash flows from investing activities:
Deposits with banks/financial institutions	(235,663.6)	(3,407.8)	(478,682.9)	(447,429.4)
Realization of deposits with banks / financial institutions	328,523.9	4,750.5	523,438.0	334,465.5
(Purchase)/sale of mutual funds, money market funds and equity shares (net)	56,390.2	815.4	23,610.9	19,143.8
Proceeds from sale of investment in a subsidiary company	5,329.6	77.1
Purchases of available-for-sale investments			(3,287.8)	(63.6)
Investments in others	(1,300.1)	(18.8)
Proceeds from sale of available-for-sale investments			194.3	506.1
Proceeds from sale of investments in other companies	51.8	0.7
Excess of cash acquired on acquisition of subsidiary company			144.5
Deposits of margin money and other restricted deposits	(7,647.1)	(110.6)	(3,917.6)	(4,192.5)
Realization of margin money and other restricted deposits	4,902.0	70.9	2,134.0	7,862.2
Deposits with financial institution	(5,000.3)	(72.3)
(Increase)/decrease in short term inter-corporate deposits	(19.8)	(0.3)		300.0
Loan to joint venture	(37.5)	(0.5)
Loan to others	(34.2)	(0.5)		(97.8)
Repayment of loan by others				7.5
Repayments of loan by joint operation				1,325.0
Investments in equity accounted investees	(93.1)	(1.3)	(42.1)	(1,069.5)
Dividends received from equity accounted investees	2,149.8	31.1	17,816.4	6,091.9
Interest received	7,605.2	110.0	6,904.7	6,381.8
Dividend received	172.8	2.5	157.7	105.1
Payments for property, plant and equipment	(174,195.5)	(2,518.9)	(198,654.3)	(162,798.7)
Proceeds from sale of property, plant and equipment	672.3	9.7	303.0	533.9
Payments for intangible assets	(178,839.7)	(2,586.1)	(152,134.9)	(143,798.9)
Payments for purchase of minority stake in a subsidiary company	(77.6)	(1.1)
Net cash used in investing activities	(197,110.9)	(2,850.3)	(262,016.1)	(382,727.6)
Cash flows from financing activities:
Proceeds from issuance of shares				45.5
Proceeds from issuance of shares to non-controlling interests shareholders				6.2
Dividends paid (including dividend distribution tax)				(730.0)
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(947.4)	(13.7)	(959.6)	(482.2)
Interest paid	(68,404.0)	(989.2)	(54,106.4)	(52,223.8)
Proceeds from issuance of short-term debt	201,191.4	2,909.3	150,087.3	150,052.6
Repayment of short-term debt	(218,521.3)	(3,159.9)	(193,766.2)	(117,537.1)
Net change in other short-term debt (with maturity up to three months)	49,139.0	710.6	73,282.4	(7,662.5)
Proceeds from issuance of long-term debt	261,013.1	3,774.3	152,108.8	183,845.2
Repayments of long-term debt	(133,458.9)	(1,929.9)	(105,872.5)	(92,121.3)
Debt issuance cost	(1,708.2)	(24.7)	(656.7)	(1,139.6)
Net cash provided by financing activities	88,303.7	1,276.8	20,117.1	62,053.0
Net change in cash and cash equivalents	80,100.3	1,158.2	(3,324.8)	(17,567.3)
Reversal of / (classified as) held for sale	2,439.4	35.3	(2,439.4)
Effect of foreign exchange on cash and cash equivalents	(14,109.2)	(204.0)	13,064.1	(14,101.2)
Cash and cash equivalents, beginning of the year	147,167.5	2,128.1	139,867.6	171,536.1
Cash and cash equivalents, end of the year	215,598.0	3,117.6	147,167.5	139,867.6
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	72,863.2	1,053.6	83,465.4	₨ 33,463.5
Increase/(decrease) in liabilities arising from financing activities on account of non-cash transactions:
Exchange differences	11,201.5	162.0	27,680.3
Classified as held for sale			(1,425.5)
Amortization of prepaid discounting charges	1,581.9	22.9	₨ 2,027.0
Jaguar Land Rover Limited [Member]
Adjustments for:
Provision for impairment in Jaguar Land Rover	₨ 278,379.1	$ 4,025.4